RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (41,092)	£ (43,136)	£ (44,363)
The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(25,198)	(27,041)	£ (27,924)
Active members [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(6,448)	(7,667)
Active members [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(3,487)	(4,349)
Deferred members [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(14,208)	(15,313)
Deferred members [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(8,608)	(9,594)
Pensioners [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(18,885)	(18,556)
Pensioners [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(11,971)	(11,932)
Dependants [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(1,551)	(1,600)
Dependants [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (1,132)	£ (1,166)